Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). GALIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. GALIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), non-affiliated common stocks and equity index options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available at the valuation date. GALIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company's internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$6	$25	$8	$39
States, municipalities and political subdivisions	—	4,238	59	4,297
Foreign government	—	13	—	13
Residential MBS	—	1,787	161	1,948
Commercial MBS	—	788	48	836
Asset-backed securities	—	6,925	628	7,553
Corporate and other	14	17,713	1,719	19,446
Total AFS fixed maturities	20	31,489	2,623	34,132
Trading fixed maturities	—	55	—	55
Equity securities	493	38	212	743
Equity index call options	—	184	—	184
Variable annuity assets (separate accounts) (*)	—	557	—	557
Other assets — derivatives	—	16	—	16
Total assets accounted for at fair value	$513	$32,339	$2,835	$35,687
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,720	$2,720
Other liabilities — derivatives	—	49	—	49
Total liabilities accounted for at fair value	$—	$49	$2,720	$2,769

December 31, 2017
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$8	$30	$8	$46
States, municipalities and political subdivisions	—	4,253	72	4,325
Foreign government	—	13	—	13
Residential MBS	—	2,198	99	2,297
Commercial MBS	—	834	34	868
Asset-backed securities	—	5,697	540	6,237
Corporate and other	16	16,480	941	17,437
Total AFS fixed maturities	24	29,505	1,694	31,223
Trading fixed maturities	—	116	—	116
Equity securities	450	38	105	593
Equity index call options	—	701	—	701
Variable annuity assets (separate accounts) (*)	—	644	—	644
Other assets — derivatives	—	—	—	—
Total assets accounted for at fair value	$474	$31,004	$1,799	$33,277
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,542	$2,542
Other liabilities — derivatives	—	35	—	35
Total liabilities accounted for at fair value	$—	$35	$2,542	$2,577

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

The transfers between Level 1 and Level 2 for the years ended December 31, 2018, 2017 and 2016 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Perpetual preferred stocks	—	1	—	$—	$1	$—	—	1	1	$—	$1	$1
Common stocks	—	—	2	—	—	—	—	—	2	—	—	—

Transfers between Level 1 and Level 2 for all periods presented were a result of increases or decreases in observable trade activity.

Approximately 8% of the total assets carried at fair value on December 31, 2018 were Level 3 assets. Approximately 71% ($2.00 billion) of the Level 3 assets were priced using non-binding broker quotes, for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by GALIC.

Internally developed Level 3 asset fair values represent approximately $794 million at December 31, 2018. Of this amount, approximately $440 million relates to fixed maturity securities that were priced using management’s best estimate of an appropriate credit spread over the treasury yield (of a similar duration) to discount future expected cash flows using a third party model. The credit spread applied by management is the significant unobservable input. For this group of approximately 100 securities, the average spread used was 584 basis points over the reference treasury yield and the spreads ranged from 131 basis points to 2,966 basis points (approximately 80% of the spreads were between 400 and 700 basis points). Had management used higher spreads, the fair value of this group of securities would have been lower. Conversely, if the spreads used were lower, the fair values would have been higher. For the remainder of the internally developed prices, any justifiable changes in unobservable inputs used to determine fair value would not have resulted in a material change in GALIC’s financial position.
The derivatives embedded in GALIC’s fixed-indexed and variable-indexed annuity liabilities are measured using a discounted cash flow approach and had a fair value of $2.72 billion at December 31, 2018. The following table presents information about the unobservable inputs used by management in determining fair value of these Level 3 liabilities. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.6% – 2.1% over the risk free rate
Risk margin for uncertainty in cash flows	0.73% reduction in the discount rate
Surrenders	3% – 23% of indexed account value
Partial surrenders	2% – 9% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.5% – 9.5% of indexed account value
Budgeted option costs	2.6% – 3.6% of indexed account value

The range of adjustments for credit risk is based on the Moody’s corporate A2 bond index and reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of GALIC’s individual fixed-indexed and variable-indexed annuity products with an expected range of 7% to 11% in the majority of future calendar years (3% to 23% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed and variable-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2018, 2017 and 2016 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Asset-backed securities	540	(2)	(10)	316	(182)	71	(105)	628
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $44 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Asset-backed securities	359	—	1	295	(95)	154	(174)	540
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

Fair Value of Financial Instruments   The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2018
Financial assets:
Cash and cash equivalents	$329	$329	$329	$—	$—
Mortgage loans	783	772	—	—	772
Policy loans	174	174	—	—	174
Total financial assets not accounted for at fair value	$1,286	$1,275	$329	$—	$946
Financial liabilities:
Annuity benefits accumulated (*)	$36,384	$34,765	$—	$—	$34,765
Total financial liabilities not accounted for at fair value	$36,384	$34,765	$—	$—	$34,765

December 31, 2017
Financial assets:
Cash and cash equivalents	$611	$611	$611	$—	$—
Mortgage loans	820	814	—	—	814
Policy loans	184	184	—	—	184
Total financial assets not accounted for at fair value	$1,615	$1,609	$611	$—	$998
Financial liabilities:
Annuity benefits accumulated (*)	$33,110	$32,461	$—	$—	$32,461
Total financial liabilities not accounted for at fair value	$33,110	$32,461	$—	$—	$32,461

(*)	Excludes $232 million and $206 million of life contingent annuities in the payout phase at December 31, 2018 and 2017, respectively.

The carrying amount of cash and cash equivalents approximates fair value. Fair values for mortgage loans are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.